Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Operating expenses:
Research and development expenses		$ (1,382)	$ (776)
General and administrative expenses		(2,942)	(1,709)
Operating loss		(4,324)	(2,485)
Financial income, net		2,900	2,308
Net loss		$ (1,424)	$ (177)
Basic net loss per share (in Dollars per share)	[1]	$ (0.79)	$ (0.73)
Diluted net loss per share (in Dollars per share)	[1]	$ (0.79)	$ (0.73)
Weighted average number of shares of ordinary share used in computing basic net loss per share (in Shares)	[1]	1,809,598	240,530
Weighted average number of shares of ordinary share used in computing diluted net loss per share (in Shares)	[1]	1,809,598	240,530

[1]	After giving effect to the share splits and the reverse share split, see also note 5.